Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (10,517,290)	$ (9,971,806)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount and deferred finance costs	1,453,949	1,320,617
Amortization of intangible assets	51,365	326,806
R&D Expenses paid by debt	1,500,000	2,000,000
Loss on debt conversion		343,700
Warrants issued in connection with private placement and debt	2,190,127
Common shares issued in lieu of restricted stock units	226,432
Common shares issued in lieu of services	193,641
Stock compensation expense	763,315	2,147,591
PPP loan forgiven	(346,761)
Depreciation on development equipment	10,148	37,406
Change in fair value of derivative	(292,149)	45,051
Interest paid in kind		54,744
Loss on debt conversion		343,700
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	83,091	69,419
Accounts payable and accrued expenses	237,875	680,822
Accounts payable to related party	11,792	(210,051)
Net cash provided by (used in) operating activities	(4,434,465)	(2,812,001)
Cash flows from financing activities:
Proceeds from private placement	1,545,052	2,929,056
Proceeds from sales of common stock	420,293
Proceeds from convertible debt	307,500
Repaid to convertible note holder	(307,500)
Proceeds from convertible notes and short term loans	1,815,825
Proceeds from convertible debt for JV	500,000
Proceeds from short term loans, others	350,050	75,000
Repaid to note holder	(100,000)
Repaid to others	(95,000)	(50,000)
Proceeds from Payroll Protection Plan	92,995	250,000
Proceeds from short term loan net of repayments, related party		20,000
Net cash provided by financing activities	4,529,215	3,224,056
Net increase (decrease) in cash	94,750	412,055
Cash and restricted cash - beginning of period	494,019	81,964
Cash and restricted cash - end of period	588,769	494,019
Supplemental cash flow information:
Interest paid	299,365	52,066
Income taxes paid	4,743	800
Non-cash investing and financing activities:
Warrants issued in connection with private placement & debt	2,791,092
Beneficial Conversion Feature on convertible debt and restricted common shares	969,754	724,278
Common shares issued upon partial conversion of debt	210,301	$ 1,073,566
Common shares issued in lieu of restricted stock units	226,432
Non-cash cost upon sale of common stock	$ 124,642